Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2019, 2018 and 2017, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2019
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(2,470,158)		(1,905)
	391,300,815	Ps.	301,739

	December 31, 2018 and 2017
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394

b.	At the Ordinary Shareholders’ Meetings held on April 29, 2019, April 23, 2018 and April 28, 2017, the results for the years ended December 31, 2018, 2017 and 2016, respectively, were approved.

c.

During 2019 and 2017, 2,145,651 and 324,507 shares were repurchased, respectively, for amount of Ps. 244,201 and Ps. 34,234, respectively. In 2018, there were no shares repurchases or sales. As of December 31, 2019, 2018 and 2017, the market price per share was Ps.141.83,  Ps.93.65 and Ps.101.67, respectively.

As of December 31, 2019 and 2018, the Company had in treasury repurchased shares in the amount of Ps.244,201 and Ps.34,234 Such amount is represented by 2,470,158 and 324,507 Series B Class I shares.

d.	At the Ordinary General Shareholders' Meeting held on April 29, 2019 the shareholders approved the following:

▪

The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.0633 per share (the amount effectively paid was Ps.1,598,681), corresponding to the shares outstanding less the treasury stock at the payment date (May 31, 2019);

▪	It was approved to increase the share repurchase reserve to Ps.1,500,000, for which Ps. 33,984 of retain earnings are transferred to the reserve.

e.	At the Ordinary General Shareholders’ Meeting held on April 23, 2018 the shareholders approved the following:
▪

The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.0633 per share (the amount effectively paid was Ps.1,598,680), corresponding to the shares outstanding less the treasury stock at the payment date (May 30, 2018);

▪	A share repurchase reserve of Ps.1,466 million and authorized use of up to that amount to repurchase Series B shares during 2018 and until the next annual meeting approves the 2018 result.

f.	At the Ordinary Shareholders’ Meeting held on April 28, 2017 the shareholders approved the following:

▪

The payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps. 4.00 per share (the amount effectively paid to controlling interest  was Ps.1,575,083), corresponding to the shares outstanding less the treasury stock at the payment date (May 16, 2018);

▪

A share repurchase reserve of Ps.1,500 million and authorized use of up to that amount to repurchase series B shares for which an amount of Ps.116,875 was transferred from retain earnings to the share repurchase reserve for completion of the amount approved.

g.

At the Extraordinary General Shareholders’ Meeting held on May 31, 2017, the cancellation of 6,229,027 Series B Treasury shares, representing the minimum, fixed portion of the Company’s capital stock was approved. This cancellation does not result in a refund in favor of the shareholders.

h.

Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

i.

Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved, and must be replenished if it is reduced for any reason. As of December 31, 2019 Ps. 60,729, 2018 and 2017, the amount not available for distribution totaled Ps.61,689, in each years.